Operating Leases - Schedule of Bank Loan Interest Rate as the Discount Rate and Operating Lease Right-Of-Use Asset and the Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statements of operations)	$ 73,573	$ 51,503
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the six months ended June 30, 2025 and 2024	$ 74,005	$ 59,106
Weighted average remaining lease term – operating leases (in years)	1 year 7 months 17 days	2 years 5 months 1 day
Weighted average discount rate – operating leases	5.30%	5.29%
Right-of-Use assets	$ 171,451		$ 158,091
Total operating lease assets	171,451		158,091
Short-term operating lease liabilities	107,861		85,915
Long-term operating lease liabilities	70,684		79,784
Total operating lease liabilities	$ 178,545		$ 165,699